Vintage XTRA (Series II)SM Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2024
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA (Series II)SM Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Frontier Mid Cap Growth Portfolio — Class D
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class
Mid Cap Portfolio — Service Class 2
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I
ClearBridge Variable Dividend Strategy Portfolio — Class II
ClearBridge Variable Large Cap Value Portfolio — Class I
ClearBridge Variable Mid Cap Portfolio — Class I
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
The interest rate used to calculate this present value is 1% higher than the Assumed (Daily)
Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$40(4)

(1)
The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9+ years		0%
(2)
We do not currently assess the transfer charge.
(3)
This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 + years		0%
(4)
We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.
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Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a mortality and expense risk charge (“M&E”) of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:
	Standard Death Benefit	Step-Up Death Benefit	Roll-Up Death Benefit
Mortality and Expense Risk Charge	1.40%(5)	1.50%(5)	1.70%(5)
Administrative Expense Charge	0.15%	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.55%	1.65%	1.85%
Optional E.S.P. Charge	0.15%	0.15%	0.15%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.70%	1.80%	2.00%
Optional GMAB Charge	0.50%	0.50%	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.05%	2.15%	2.35%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(6)	2.20%	2.30%	2.50%
Optional GMWB I Charge (maximum upon reset)	1.00%(7)	1.00%(7)	1.00%(7)
Optional GMWB II Charge (maximum upon reset)	1.00%(7)	1.00%(7)	1.00%(7)
Optional GMWB III Charge	0.25%	0.25%	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.55%	2.65%	2.85%
Total Annual Separate Account Charges with GMWB II Only Selected	2.55%	2.65%	2.85%
Total Annual Separate Account Charges with GMWB III Only Selected	1.80%	1.90%	2.10%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.70%	2.80%	3.00%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.70%	2.80%	3.00%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	1.95%	2.05%	2.25%

(5)
We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS® Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio.
(6)
GMAB and GMWB cannot both be elected.
(7)
The current charges for the available GMWB riders with a reset feature (see “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2023 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and
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expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owner Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.52%	1.31%
Underlying Fund Fees and Expenses as of December 31, 2023
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.48%	0.25%	0.04%	—	0.77%	0.11%	0.66%
American Funds Growth Fund	0.31%	0.25%	0.03%	—	0.59%	—	0.59%
American Funds Growth-Income Fund	0.25%	0.25%	0.03%	—	0.53%	—	0.53%
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.09%	1.13%	0.01%	1.12%
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	0.95%	0.25%	0.10%	0.01%	1.31%	0.10%	1.21%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
CBRE Global Real Estate Portfolio — Class A	0.64%	—	0.05%	—	0.69%	0.04%	0.65%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.09%	0.73%
Invesco Global Equity Portfolio — Class B	0.67%	0.25%	0.04%	—	0.96%	0.13%	0.83%
Invesco Small Cap Growth Portfolio — Class A	0.86%	—	0.03%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.09%	—	0.87%	0.10%	0.77%
Loomis Sayles Growth Portfolio — Class A	0.56%	—	0.02%	—	0.58%	0.03%	0.55%
MFS® Research International Portfolio — Class B††	0.71%	0.25%	0.05%	—	1.01%	0.11%	0.90%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.20%	—	0.68%	—	0.68%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.09%	—	0.82%	0.02%	0.80%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E	0.35%	0.15%	0.05%	—	0.55%	0.01%	0.54%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.03%	—	0.73%	0.16%	0.57%
BlackRock Ultra-Short Term Bond Portfolio — Class E	0.35%	0.15%	0.04%	—	0.54%	0.03%	0.51%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.05%	0.54%	0.94%	0.05%	0.89%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	0.01%	0.57%	0.89%	—	0.89%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	0.01%	0.60%	0.91%	—	0.91%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A††	0.72%	—	0.01%	—	0.73%	0.12%	0.61%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	0.72%	0.25%	0.01%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio — Class D	0.72%	0.10%	0.04%	—	0.86%	0.05%	0.81%
Jennison Growth Portfolio — Class A††	0.60%	—	0.03%	—	0.63%	0.08%	0.55%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.02%	0.51%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.07%	—	0.84%	0.02%	0.82%
MFS® Value Portfolio — Class A	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio — Class B	0.83%	0.25%	0.04%	—	1.12%	0.07%	1.05%
T. Rowe Price Large Cap Growth Portfolio — Class B††	0.60%	0.25%	0.03%	—	0.88%	0.06%	0.82%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A††	0.57%	—	0.04%	—	0.61%	0.05%	0.56%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.04%	—	0.86%	0.05%	0.81%
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class	0.56%	0.10%	—	—	0.66%	—	0.66%
Mid Cap Portfolio — Service Class 2	0.57%	0.25%	—	—	0.82%	—	0.82%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	0.46%	0.25%	—	0.01%	0.72%	0.01%	0.71%
Franklin Small-Mid Cap Growth VIP Fund††	0.80%	0.25%	0.03%	0.02%	1.10%	0.02%	1.08%
Templeton Foreign VIP Fund	0.79%	0.25%	0.03%	0.02%	1.09%	0.02%	1.07%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.08%	—	0.97%	—	0.97%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I	0.69%	—	0.03%	—	0.72%	—	0.72%
ClearBridge Variable Dividend Strategy Portfolio — Class I††	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Dividend Strategy Portfolio — Class II	0.70%	0.25%	0.05%	—	1.00%	—	1.00%
ClearBridge Variable Large Cap Growth Portfolio — Class I††	0.70%	—	0.05%	0.01%	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio — Class I	0.65%	—	0.07%	—	0.72%	—	0.72%
ClearBridge Variable Mid Cap Portfolio — Class I	0.75%	—	0.07%	0.01%	0.83%	—	0.83%
ClearBridge Variable Small Cap Growth Portfolio — Class I††	0.75%	—	0.05%	—	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	0.45%	—	0.07%	—	0.52%	—	0.52%

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at
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least until April 28, 2025. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
Death Claims	P.O. Box 4330 Clinton, IA 52733-4330 Telephone: (888) 243-1932 Fax: (877) 245-8163
Annuity Payments/Income
Requests to receive regular income payments (referred to as Annuity Payments)	P.O. Box 4365 Clinton, IA 52733-4365 Telephone: (800) 882-1292 Fax: (877) 246-8424
Death Claims for Contracts receiving Annuity Payments	P.O. Box 4364 Clinton, IA 52733-4364 Telephone: (800) 882-1292 Fax: (877) 245-8163
General requests and elections for Contracts receiving Annuity Payments	P.O. Box 4363 Clinton, IA 52733-4363 Telephone: (800) 882-1292 Fax: (877) 246-8424
All other requests and elections, including subsequent Purchase Payments, and general inquiries	P.O. Box 4301 Clinton, IA 52733-4301 Telephone: (888) 243-1932 Fax: (877) 246-8424
If:
1. You purchased a Guaranteed Minimum Accumulation
Benefit (GMAB) rider with your Contract;
2.Your Contract currently has or had an active loan
initiated any time on or before April 10, 2011; or
3. You, as the designated beneficiary on the Contract,
elected on or after April 10, 2011, to continue the
Contract in your own name after the death of the original
owner or annuitant.
For Payments P.O. Box 70247 Philadelphia, PA 19176-0247 For all Other Requests and Elections P.O. Box 4261 Clinton, IA 52733-4261 Telephone: 833-208-3018 Fax: 877-319-2495

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The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owner Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A††	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Jennison Growth Portfolio — Class A††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A††	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth VIP Fund††	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Henderson Investors US LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
9

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Dividend Strategy Portfolio — Class I††	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio — Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio — Class I††	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio — Class I	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Mid Cap Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio — Class I††	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio
Seeks to maximize total return,
consistent with prudent investment
management and liquidity needs, by
investing to obtain a dollar weighted
average effective duration that is
normally within 30% of the average
duration of the domestic bond market
as a whole.

Legg Mason Partners Fund Advisor,
LLC
Subadvisers: Western Asset
Management Company, LLC; Western
Asset Management Company
Limited; Western Asset Management
Company Ltd; Western Asset
Management Company Pte. Ltd.

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
10

American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
FEDERAL TAX CONSIDERATIONS

Changes Affecting Qualified Annuity Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023.  This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs.  In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth.  The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
Other Information

Vintage XTRA (Series II)SM is a service mark of Morgan Stanley Smith Barney Holdings LLC and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such
11

as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict.
A cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for BLIC. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event.
Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
12

Portfolio Architect XTRA Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2024
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect XTRA Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class B
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	8%(1)
(as a percentage of the Purchase Payments and associated Purchase Payment Credits withdrawn)
Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
The interest rate used to calculate this present value is 1% higher than the Assumed (Daily)
Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charge
Annual Contract Administrative Charge	$40(4)

(1)
The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	4 years	8%
4 years	5 years	7%
5 years	6 years	6%
6 years	7 years	5%
7 years	8 years	3%
8 years	9 years	1%
9 years+		0%
(2)
We do not currently assess the transfer charge.
(3)
This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	4 years	8%
4 years	5 years	7%
5 years	6 years	6%
6 years	7 years	5%
7 years	8 years	3%
8 years	9 years	1%
9 years+		0%
(4)
We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset)

for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:
	Standard Death Benefit	Enhanced Death Benefit
Mortality and Expense Risk Charge	1.25%(5)	1.45%(5)
Administrative Expense Charge	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.40%	1.60%
Optional E.S.P. Charge	0.20%	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.60%	1.80%
Optional GMWB I Charge(maximum upon reset)	1.00%(6)	1.00%(6)
Optional GMWB II Charge(maximum upon reset)	1.00%(6)	1.00%(6)
Optional GMWB III Charge	0.25%	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.40%	2.60%
Total Annual Separate Account Charges with GMWB II Only Selected	2.40%	2.60%
Total Annual Separate Account Charges with GMWB III Only Selected	1.65%	1.85%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.60%	2.80%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.60%	2.80%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	1.85%	2.05%

(5)
We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS® Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio.
(6)
The current charges for the available GMWB riders with a reset feature (see “Access to Your Money — Guaranteed Minimum Withdrawal Benefit”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2023 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owner Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.13%
Underlying Fund Fees and Expenses as of December 31, 2023
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.48%	0.25%	0.04%	—	0.77%	0.11%	0.66%
American Funds Growth Fund	0.31%	0.25%	0.03%	—	0.59%	—	0.59%
American Funds Growth-Income Fund	0.25%	0.25%	0.03%	—	0.53%	—	0.53%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.07%	—	0.67%	0.02%	0.65%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.09%	1.13%	0.01%	1.12%
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A††	0.95%	—	0.10%	0.01%	1.06%	0.10%	0.96%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
CBRE Global Real Estate Portfolio — Class A	0.64%	—	0.05%	—	0.69%	0.04%	0.65%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.09%	0.73%
Invesco Comstock Portfolio — Class B	0.58%	0.25%	0.02%	—	0.85%	0.04%	0.81%
Invesco Global Equity Portfolio — Class B	0.67%	0.25%	0.04%	—	0.96%	0.13%	0.83%
Invesco Small Cap Growth Portfolio — Class A	0.86%	—	0.03%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.09%	—	0.87%	0.10%	0.77%
Loomis Sayles Growth Portfolio — Class A	0.56%	—	0.02%	—	0.58%	0.03%	0.55%
MFS® Research International Portfolio — Class B††	0.71%	0.25%	0.05%	—	1.01%	0.11%	0.90%
Morgan Stanley Discovery Portfolio — Class B††	0.65%	0.25%	0.04%	—	0.94%	0.02%	0.92%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.20%	—	0.68%	—	0.68%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.09%	—	0.82%	0.02%	0.80%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.35%	—	0.05%	—	0.40%	0.01%	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.03%	—	0.73%	0.16%	0.57%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.05%	0.54%	0.94%	0.05%	0.89%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	0.01%	0.57%	0.89%	—	0.89%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	0.01%	0.60%	0.91%	—	0.91%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Wellington Balanced Portfolio — Class A	0.47%	—	0.06%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.72%	—	0.01%	—	0.73%	0.12%	0.61%
Frontier Mid Cap Growth Portfolio — Class D	0.72%	0.10%	0.04%	—	0.86%	0.05%	0.81%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.02%	0.51%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.07%	—	0.84%	0.02%	0.82%
MFS® Value Portfolio — Class A	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio — Class A††	0.83%	—	0.04%	—	0.87%	0.07%	0.80%
Neuberger Berman Genesis Portfolio — Class B	0.83%	0.25%	0.04%	—	1.12%	0.07%	1.05%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.06%	0.82%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.04%	—	0.76%	—	0.76%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.04%	—	0.61%	0.05%	0.56%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.04%	—	0.52%	0.02%	0.50%
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.56%	0.25%	—	—	0.81%	—	0.81%
Dynamic Capital Appreciation Portfolio††	0.58%	0.25%	0.04%	—	0.87%	—	0.87%
Mid Cap Portfolio	0.57%	0.25%	—	—	0.82%	—	0.82%
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund	0.79%	0.25%	0.03%	0.02%	1.09%	0.02%	1.07%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	—	0.72%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.05%	0.01%	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.07%	—	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 28, 2025. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
Death Claims	P.O. Box 4330 Clinton, IA 52733-4330 Telephone: (888) 243-1932 Fax: (877) 245-8163
Annuity Payments/Income
Requests to receive regular income payments (referred to as Annuity Payments)	P.O. Box 4365 Clinton, IA 52733-4365 Telephone: (800) 882-1292 Fax: (877) 246-8424
Death Claims for Contracts receiving Annuity Payments	P.O. Box 4364 Clinton, IA 52733-4364 Telephone: (800) 882-1292 Fax: (877) 245-8163
General requests and elections for Contracts receiving Annuity Payments	P.O. Box 4363 Clinton, IA 52733-4363 Telephone: (800) 882-1292 Fax: (877) 246-8424
All other requests and elections, including subsequent Purchase Payments, and general inquiries	P.O. Box 4301 Clinton, IA 52733-4301 Telephone: (888) 243-1932 Fax: (877) 246-8424
If:
1. You purchased a Guaranteed Minimum Accumulation
Benefit (GMAB) rider with your Contract;
2.Your Contract currently has or had an active loan
initiated any time on or before April 10, 2011; or
3. You, as the designated beneficiary on the Contract,
elected on or after April 10, 2011, to continue the
Contract in your own name after the death of the original
owner or annuitant.
For Payments P.O. Box 70247 Philadelphia, PA 19176-0247 For all Other Requests and Elections P.O. Box 4261 Clinton, IA 52733-4261 Telephone: 833-208-3018 Fax: 877-319-2495

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owner Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A††	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Dynamic Capital Appreciation Portfolio††	Seeks capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
FEDERAL TAX CONSIDERATIONS

Changes Affecting Qualified Annuity Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023.  This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs.  In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth.  The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict.
A cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for BLIC. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event.
Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
Appendix A

Additional Information Regarding Underlying Funds
Underlying Fund Liquidation Effective March 1, 2024, the 1919 Variable Socially Responsive Balanced Fund of the Trust for Advised Portfolios was liquidated and is no longer available in your Contract.